Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	RLJ Lodging Trust
Entity Central Index Key	0001511337
Document Type	S-11
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer